Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses And Other Current Assets
Prepayment on inventory not received	$ 0	$ 225,979	$ 0
Prepaid expenses	160,907	113,600	14,184
Value added tax receivable	130,000	83,602	0
Security deposit	9,883	7,394	0
Purchase deposits	0	1,507	0
Prepaid expenses and other current assets	$ 300,790	$ 432,082	$ 14,184